CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 11, 2025	Sep. 24, 2025	May 23, 2025	Dec. 31, 2024	Feb. 20, 2023
Ordinary shares, par value (per share)				$ 0.08		$ 0.01
Ordinary shares, shares authorized				25,000,000		200,000,000
Class A ordinary shares
Ordinary shares, par value (per share)	$ 0.0025	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0025
Ordinary shares, shares authorized	15,800,000				15,800,000
Ordinary shares, shares issued	892,686				80,596
Ordinary shares, shares outstanding	892,686				80,596
Class B ordinary shares
Ordinary shares, par value (per share)	$ 0.0025			$ 0.0001	$ 0.0025
Ordinary shares, shares authorized	3,000,000				3,000,000
Ordinary shares, shares issued	42,083				42,083
Ordinary shares, shares outstanding	42,083				42,083